Financial Instruments and Fair Value (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of financial instruments at fair value through profit or loss [text block] [Abstract]
Schedule of assets and liabilities are considered to have carrying amounts
Thousands of $ For The Years ended December 31	2022	2021	Fair value hierarchy
Assets
At amortized cost
Trade receivables	9,357	4,582
Cash and cash equivalents	15,503	58,498
Total financial assets	24,860	63,080

Liabilities
At fair value:
Other financial liabilities
- GPS contingent consideration	52,881		Level 3
- NovioGendix contingent consideration	1,182	1,617	Level 3
- Innovatus derivative instrument	910		Level 3
- Kreos derivative instrument	891	810	Level 3
Subtotal financial liabilities at fair value	55,864	2,427

At amortized cost:
Loans and borrowings	35,530	12,092	Level 2
Lease liabilities	4,263	3,464
Trade payables	10,178	7,455
Subtotal financial liabilities at amortized cost	49,971	23,011
Total financial liabilities	105,835	25,438

Schedule of reconciliation of cash and non-cash movements
Thousands of $	Financial Derivative Instruments (Kreos and Innovatus)		Contingent Consideration (NovioGendix and GPS)
For the years ended December 31	2022	2021	2022	2021
Beginning balance	810	0	1,617	1,599
Cash movements
Loans and borrowings repaid
Non-cash movements
GPS contingent consideration			50,483
Innovatus embedded derivative convertible call option	1,026
Reclassification[1]		773
Effective interest rate adjustment
Foreign exchange rate impact / other movements	(35)	(59)
Fair value changes through profit and loss		96	1,963	18
Ending balance	1,801	810	54,063	1,617

1)	Reclassification of the fair value of the derivative financial liability of the initial drawdown fee to be presented separately